ENERGY STORAGE SYSTEMS, NET - Schedule of Energy Storage Systems, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (36,758)
Total energy storage systems, net	119,842	$ 123,703	$ 131,569
Energy storage systems placed into service
Property, Plant and Equipment [Line Items]
Total energy storage systems, gross	145,555	144,425	124,789
Less: accumulated depreciation		(33,389)	(20,489)
Energy storage systems not yet placed into service
Property, Plant and Equipment [Line Items]
Total energy storage systems, gross	$ 11,045	$ 12,667	$ 27,269